Statement of Cash Flows	3 Months Ended
Aug. 31, 2016 USD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (101,254)
Adjustments to reconcile net loss to net cash used in operating activities:
Common stock issued to founders	22,000
Common stock issued for services	2,500
Common stock issued in settlement of interest	3,131
Changes in operating assets and liabilities:
Accounts payable and accrued expenses	48,421
Net cash used in operating activities	(25,202)
CASH FLOWS FROM INVESTING ACTIVITIES:
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from related party loans	15,000
Proceeds from issuance of convertible notes	240,000
Proceeds from sale of common stock	10,000
Net cash provided by financing activities	265,000
Net increase in cash	239,798
Cash, end of period	239,798
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest paid
Income taxes paid
Non-cash investing and financing activities:
Common stock issued in settlement of convertible notes payable	$ 240,000